Document and Entity Information	Oct. 31, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	FEDEX CORP
Amendment Flag	false
Entity Central Index Key	0001048911
Document Type	8-K
Document Period End Date	Oct. 31, 2025
Entity File Number	1-15829
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	62-1721435
Entity Address, Address Line One	942 South Shady Grove Road
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38120
City Area Code	(901)
Local Phone Number	818-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	FDX
Security Exchange Name	NYSE
M 1.625 Notes Due 20279 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Notes due 2027
Trading Symbol	FDX 27
Security Exchange Name	NYSE
M 0.450 Notes Due 20291 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Notes due 2029
Trading Symbol	FDX 29A
Security Exchange Name	NYSE
M 0.450 Notes Due 20292 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Notes due 2029
Trading Symbol	FDX 29B
Security Exchange Name	NYSE
M 1.300 Notes Due 20313 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.300% Notes due 2031
Trading Symbol	FDX 31
Security Exchange Name	NYSE
M 1.300 Notes Due 20314 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.300% Notes due 2031
Trading Symbol	FDX 31B
Security Exchange Name	NYSE
M 3.500 Notes Due 20325 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.500% Notes due 2032
Trading Symbol	FDX 32
Security Exchange Name	NYSE
M 0.950 Notes Due 20336 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.950% Notes due 2033
Trading Symbol	FDX 33
Security Exchange Name	NYSE
M 0.950 Notes Due 20337 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.950% Notes due 2033
Trading Symbol	FDX 33A
Security Exchange Name	NYSE
M 4.125 Notes Due 20378 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.125% Notes due 2037
Trading Symbol	FDX 37
Security Exchange Name	NYSE